NOTE 22. CONVERTIBLE PROMISSORY NOTES (Tables)	12 Months Ended
Dec. 31, 2021
Note 22. Convertible Promissory Notes
CONVERTIBLE PROMISSORY NOTES

	Consolidated
	December 31, 2021 A$	December 31, 2020 A$
Face value of convertible promissory note issued on January 20, 2020 (note i)	2,621,360	2,621,360
Face value of convertible promissory note issued on August 6, 2020 (note ii)	2,291,740	2,291,740
Debt discount	(3,790,737)	(3,790,737)
Liability component on initial recognition	1,122,363	1,122,363
Interest accrued but not yet paid for the period (Note 6)	3,587,588	1,692,217
Interest paid during the year	(185,469)	(185,469)
Exchange differences	(213,066)	(433,062)
Carrying value as at end of year	4,311,416	2,196,049